Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2022
Credit Risk Exposure [Abstract]
Main Credit Exposure Categories by Business Divisions [text block table]
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	121,543	497	312	3,797	155,299	61,134	72
Investment Bank	103,072	7,198	883	272	51,299	3,515	24,353
Private Bank	264,893	7	7	0	43,737	2,503	388
Asset Management	23	0	0	0	92	9	0
Capital Release Unit	1,753	253	3	0	39	25	3,767
Corporate & Other	4,694	0	0	0	555	27	387
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

…
	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	617	12	0	1,042	0	0	344,326
Investment Bank	4,800	82,947	1,606	10,437	74,662	0	365,045
Private Bank	804	3	2	0	0	0	312,345
Asset Management	0	3,728	80	0	0	0	3,932
Capital Release Unit	0	141	0	0	103	0	6,083
Corporate & Other	19,375	1,193	23,763	0	6,504	2,156	58,655
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	122,310	255	311	4,169	143,244[8]	55,560	190
Investment Bank	92,966	8,590	702	202	50,768	1,764	17,416
Private Bank	254,439	0	7	0	39,660	1,883	524
Asset Management	23	0	1	0	110	9	0
Capital Release Unit	2,222	344	15	0	41	31	5,813
Corporate & Other	4,867	0	0	0	608	146	203
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

…
	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	839	15	0	862	0	0	327,753
Investment Bank	3,332	88,692	1,045	6,692	74,441	0	346,609
Private Bank	525	1	2	0	0	0	297,041
Asset Management	0	3,582	154	0	0	0	3,879
Capital Release Unit	0	625	0	0	3,397	0	12,489
Corporate & Other	10,154	2,452	22,177	879	448	1,231	43,166
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,937

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Prior year’s comparatives aligned to presentation in the current year

Main Credit Exposure Categories by Industry Sectors [text block table]
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	524	2	0	0	275	17	2
Mining and quarrying	2,392	248	40	0	5,636	2,644	41
Manufacturing	30,534	380	7	1,431	58,584	13,053	1,863
Electricity, gas, steam and air conditioning supply	4,893	107	75	28	6,479	3,779	145
Water supply, sewerage, waste management and remediation activities	725	0	0	0	457	158	245
Construction	4,239	233	0	21	3,198	2,927	75
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,535	224	39	806	16,947	6,795	570
Transport and storage	5,547	409	22	90	6,254	1,061	170
Accommodation and food service activities	1,965	7	0	0	1,137	110	14
Information and communication	7,002	489	62	231	14,567	3,317	960
Financial and insurance activities⁸	116,558	3,186	620	969	74,787	28,173	22,881
Real estate activities⁹	47,973	1,556	101	41	7,251	192	452
Professional, scientific and technical activities	7,013	124	0	0	5,070	2,309	108
Administrative and support service activities	7,470	199	192	62	5,101	1,062	413
Public administration and defense, compulsory social security	5,287	552	10	128	6,767	60	398
Education	249	0	0	0	125	53	169
Human health services and social work activities	4,523	31	0	0	1,898	146	36
Arts, entertainment and recreation	1,128	1	0	50	1,507	106	83
Other service activities	5,324	206	39	210	4,037	793	68
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	221,098	0	0	1	30,943	455	189
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	85
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	8	0	0	0	0	828
Mining and quarrying	34	362	2	0	0	0	11,398
Manufacturing	64	983	41	0	0	0	106,939
Electricity, gas, steam and air conditioning supply	78	732	35	1,515	0	0	17,867
Water supply, sewerage, waste management and remediation activities	0	23	0	0	0	0	1,609
Construction	29	621	1	0	0	0	11,344
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	357	2	0	0	0	47,275
Transport and storage	117	537	14	0	0	0	14,220
Accommodation and food service activities	0	26	0	0	0	0	3,259
Information and communication	108	579	2	0	0	0	27,317
Financial and insurance activities⁸	4,669	18,440	4,421	9,965	75,497	2,156	362,322
Real estate activities⁹	405	1,703	548	0	0	0	60,222
Professional, scientific and technical activities	27	206	115	0	0	0	14,973
Administrative and support service activities	39	268	5	0	0	0	14,811
Public administration and defense, compulsory social security	19,782	59,291	19,991	0	5,768	0	118,034
Education	0	113	17	0	0	0	727
Human health services and social work activities	88	49	12	0	0	0	6,783
Arts, entertainment and recreation	0	125	0	0	0	0	3,001
Other service activities	115	2,636	18	0	4	0	13,449
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	252,687
Activities of extraterritorial organizations and bodies	40	964	229	0	0	0	1,322
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate ‘focus’ portfolio is € 33 billion
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	645	2	0	0	593	36	3
Mining and quarrying	2,783	190	0	33	5,220	1,893	32
Manufacturing	35,404	348	26	1,042	51,706	11,612	5,034
Electricity, gas, steam and air conditioning supply	4,548	226	46	0	5,068	2,807	360
Water supply, sewerage, waste management and remediation activities	681	0	0	0	484	175	67
Construction	4,374	234	2	40	2,939	2,714	256
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,285	196	34	930	16,368	7,135	298
Transport and storage	5,330	334	87	316	5,729	947	515
Accommodation and food service activities	2,259	5	0	8	1,308	136	7
Information and communication	6,363	286	80	658	13,837	2,896	924
Financial and insurance activities⁸	106,343	3,219	578	1,099	68,414[10]	24,361	13,369
Real estate activities⁹	40,629	2,478	30	83	6,486	208	822
Professional, scientific and technical activities	6,959	63	0	0	5,245	2,147	85
Administrative and support service activities	9,759	472	71	22	5,114	816	496
Public administration and defense, compulsory social security	6,183	757	12	124	6,519[10]	105	1,037
Education	225	0	0	0	132	56	255
Human health services and social work activities	3,869	111	25	0	1,646	141	157
Arts, entertainment and recreation	1,062	6	0	0	1,899	88	56
Other service activities	4,941	262	44	14	4,790	810	91
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	213,184	0	0	1	30,934	311	253
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	31
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	12	0	0	0	0	1,291
Mining and quarrying	4	371	2	0	0	0	10,529
Manufacturing	4	1,746	37	0	0	0	106,960
Electricity, gas, steam and air conditioning supply	15	601	1	0	0	0	13,669
Water supply, sewerage, waste management and remediation activities	0	22	0	0	0	0	1,429
Construction	60	456	10	0	0	0	11,086
Wholesale and retail trade, repair of motor vehicles and motorcycles	6	335	2	0	0	0	46,589
Transport and storage	306	888	1	0	0	0	14,452
Accommodation and food service activities	0	91	0	0	0	0	3,814
Information and communication	78	1,007	9	0	0	0	26,137
Financial and insurance activities⁸	3,542	18,588	4,511	8,428	76,317	1,231	330,001
Real estate activities⁹	381	2,405	129	0	0	0	53,650
Professional, scientific and technical activities	28	176	157	0	0	0	14,860
Administrative and support service activities	27	323	3	0	0	0	17,103
Public administration and defense, compulsory social security	10,185	63,108	18,216	0	1,957	0	108,203
Education	0	275	0	0	0	0	942
Human health services and social work activities	0	468	0	0	0	0	6,417
Arts, entertainment and recreation	0	131	0	0	0	0	3,241
Other service activities	174	2,693	14	5	12	0	13,849
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	244,683
Activities of extraterritorial organizations and bodies	40	1,671	287	0	0	0	2,032
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,937

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 79 billion, Asset-Backed Securities of € 37 billion, Banks of € 49 billion, Insurance of € 11 billion, Financial Intermediaries of € 23 billion and Public Sector of € 11 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate ‘focus’ portfolio is € 31 billion
[10] Prior year’s comparatives aligned to presentation in the current year

Main credit exposure categories by geographical region [text block table]
Main credit exposure categories by geographical region
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	346,395	2,647	724	1,708	142,035	41,773	19,294
Of which:
Germany	242,180	444	42	462	80,857	16,364	4,872
United Kingdom	7,937	184	229	329	9,759	4,067	6,673
France	3,696	99	75	70	7,264	2,095	1,364
Luxembourg	15,472	400	67	124	7,525	747	855
Italy	24,578	145	8	25	3,709	5,354	291
Netherlands	9,009	165	45	200	8,279	2,519	1,404
Spain	17,429	326	8	107	3,460	4,037	503
Ireland	5,234	125	234	129	3,234	266	565
Switzerland	6,772	32	0	117	7,277	2,897	294
Poland	2,324	0	0	26	758	190	7
Belgium	1,532	12	0	77	1,730	571	193
Russian Federation⁸	537	18	0	41	75	64	0
Ukraine⁸	44	270[9]	0	0	3	5	0
Other Europe⁸	9,650	428	16	0	8,105	2,598	2,274
North America	101,736	2,998	350	1,687	98,137	11,766	5,542
Of which:
U.S.	87,794	2,713	290	1,520	92,551	10,585	4,485
Cayman Islands	5,202	103	4	23	2,026	445	419
Canada	1,919	78	2	118	1,884	463	372
Other North America	6,821	104	54	25	1,676	274	266
Asia/Pacific	39,502	1,517	109	602	9,268	12,507	3,910
Of which:
Japan	1,349	120	46	22	589	487	374
Australia	2,964	196	0	0	2,478	769	259
India	7,861	27	3	23	1,154	3,408	179
China	4,189	3	12	3	407	1,583	591
Singapore	5,402	390	22	164	1,408	1,258	277
Hong Kong	2,525	84	0	40	695	846	357
Other Asia/Pacific	15,213	698	25	351	2,537	4,154	1,873
Other geographical areas	8,346	793	22	72	1,580	1,168	222
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,218	40,948	7,321	4,912	26,494	418	644,886
Of which:
Germany	701	7,968	672	1,795	3,035	12	359,403
United Kingdom	1,212	8,399	708	585	8,519	0	48,598
France	0	6,161	870	6	7,337	0	29,038
Luxembourg	0	1,816	702	0	549	0	28,257
Italy	4,868	3,570	953	200	480	0	44,180
Netherlands	0	2,057	24	177	212	0	24,091
Spain	1,486	3,390	1	1,485	24	0	32,256
Ireland	1,270	1,543	4	0	1,346	0	13,948
Switzerland	0	491	2	0	215	0	18,096
Poland	0	113	2,944	0	149	0	6,511
Belgium	40	2,271	342	0	1	0	6,769
Russian Federation⁸	0	15	0	0	0	0	750
Ukraine⁸	0	17	0	0	0	0	339
Other Europe⁸	643	3,139	99	664	4,628	406	32,651
North America	12,359	24,416	14,616	4,365	43,893	0	321,863
Of which:
U.S.	12,340	23,644	14,359	976	21,484	0	272,741
Cayman Islands	0	276	0	3,389	17,904	0	29,790
Canada	0	350	180	0	4,494	0	9,859
Other North America	19	146	77	0	11	0	9,473
Asia/Pacific	2,878	19,347	3,344	2,126	10,652	1,301	107,063
Of which:
Japan	25	2,759	481	284	6,374	0	12,909
Australia	1,989	1,328	315	0	946	0	11,243
India	481	4,856	49	0	6	1,012	19,058
China	0	1,384	209	0	292	0	8,675
Singapore	0	847	159	0	210	0	10,136
Hong Kong	186	559	254	0	64	0	5,611
Other Asia/Pacific	196	7,613	1,877	1,842	2,761	290	39,430
Other geographical areas	141	3,314	170	77	232	437	16,573
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9]
Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	342,179	3,411	702	1,365	136,446	35,814	13,525
Of which:
Germany	236,139	407	20	173	79,787[10]	14,388	1,535
United Kingdom	6,331	529	243	297	8,851	2,796	4,480
France	3,581	59	2	55	6,840	2,179	925
Luxembourg	14,195	517	82	53	7,743[10]	713	646
Italy	24,316	227	9	0	3,484	4,510	398
Netherlands	9,383	137	102	384	8,391	2,237	1,226
Spain	16,283	246	0	43	3,215	3,464	668
Ireland	4,652	262	234	72	2,687	210	549
Switzerland	13,083	34	0	110	6,156	2,710	145
Poland	2,293	0	0	16	401	116	14
Belgium	1,426	5	0	76	1,724	578	212
Russian Federation⁸	806	54	0	51	629	209	27
Ukraine⁸	109	441[9]	0	0	3	22	0
Other Europe⁸ ¹¹	9,583	492	10	37	6,535	1,683	2,700
North America	87,628	3,904	132	2,060	87,422	9,411	7,853
Of which:
U.S.	73,007	3,156	91	1,836	83,050[10]	8,685	6,839
Cayman Islands	5,709	157	3	0	1,555	80	396
Canada	935	291	0	200	1,977	419	218
Other North America	7,976	301	37	24	839	227	401
Asia/Pacific	40,093	944	185	874	9,151	12,786	2,605
Of which:
Japan	1,921	62	108	48	608	519	656
Australia	2,112	264	25	0	2,248	532	257
India	7,948	4	6	18	920	3,440	95
China	5,606	9	0	42	480	1,913	554
Singapore	5,750	127	23	135	1,157	1,566	157
Hong Kong	3,146	89	0	51	1,258	752	181
Other Asia/Pacific	13,610	390	23	581	2,480	4,064	706
Other geographical areas	6,926	931	16	71	1,414	1,383	163
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	3,464	45,063	7,578	2,745	32,525	484	625,300
Of which:
Germany	548	7,152	932	274	3,301	32	344,687
United Kingdom	951	8,604	1,151	571	8,824	0	43,628
France	0	6,482	1,411	5	12,910	0	34,448
Luxembourg	57	2,471	497	0	971	0	27,944
Italy	314	3,655	315	85	729	0	38,042
Netherlands	212	2,157	51	29	38	0	24,347
Spain	74	7,193	199	1,126	500	0	33,012
Ireland	1,143	1,264	3	2	3,158	0	14,237
Switzerland	3	583	4	0	140	0	22,968
Poland	0	73	1,870	0	76	0	4,859
Belgium	33	1,932	805	0	7	0	6,798
Russian Federation⁸	0	14	36	0	0	0	1,826
Ukraine⁸	0	2	29	0	0	0	606
Other Europe⁸ ¹¹	130	3,481	274	653	1,870	452	27,900
North America	8,618	26,899	10,363	2,551	38,688	0	285,528
Of which:
U.S.	8,600	25,959	10,059	517	26,173	0	247,972
Cayman Islands	0	238	0	2,034	11,679	0	21,851
Canada	0	476	235	0	834	0	5,586
Other North America	18	225	69	0	3	0	10,119
Asia/Pacific	2,718	21,369	5,053	2,868	7,000	508	106,154
Of which:
Japan	25	2,951	556	0	3,672	0	11,127
Australia	1,597	1,726	510	0	515	0	9,787
India	617	5,067	944	0	253	360	19,670
China	16	1,576	560	0	594	0	11,349
Singapore	9	860	246	0	107	0	10,136
Hong Kong	213	742	246	0	184	0	6,861
Other Asia/Pacific	242	8,447	1,990	2,868	1,675	147	37,224
Other geographical areas	49	2,037	384	268	72	240	13,954
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,936

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9]Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[10] Prior year’s comparatives aligned to presentation in the current year
[11]Other Europe inclued Belarus with a total exposure of less than € 2 million

Maximum Exposure to Credit Risk [text block table]
Maximum Exposure to Credit Risk
	Dec 31, 2022
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,897	178,897	−	0	−	0
Interbank balances (w/o central banks)	7,199	7,199	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	11,479	11,479	700	10,771	−	11,471
Securities borrowed	0	0	−	0	−	0
Loans	495,979	495,979	−	269,428	38,899	308,327
Other assets subject to credit risk[4,5]	98,336	93,221	29,171	871	317	30,359
Total financial assets at amortized cost[3]	791,891	786,776	29,871	281,070	39,216	350,158
Financial assets at fair value through profit or loss[6]
Trading assets	90,180	−	−	1,573	1,264	2,837
Positive market values from derivative financial instruments	299,856	−	227,361	53,290	6	280,657
Non-trading financial assets mandatory at fair value through profit or loss	88,799	−	2,480	78,920	69	81,469
Of which:
Securities purchased under resale agreement	63,855	−	2,480	61,376	0	63,855
Securities borrowed	17,414	−	−	17,300	0	17,300
Loans	1,037	−	−	78	46	124
Financial assets designated at fair value through profit or loss	168	−	−	0	94	94
Total financial assets at fair value through profit or loss	479,002	−	229,841	133,783	1,433	365,057
Financial assets at fair value through OCI	31,675	31,675	0	2,622	879	3,500
Of which:
Securities purchased under resale agreement	2,156	2,156	−	1,732	0	1,732
Securities borrowed	0	0	−	0	0	0
Loans	4,069	4,069	−	11	879	890
Total financial assets at fair value through OCI	31,675	31,675	−	2,622	879	3,500
Financial guarantees and other credit related contingent liabilities[7]	67,214	67,214	−	4,738	7,482	12,220
Revocable and irrevocable lending commitments and other credit related commitments[7]	251,021	249,959	−	24,769	5,694	30,463
Total off-balance sheet	318,234	317,173	−	29,507	13,176	42,683

Maximum exposure to credit risk	1,620,803	1,135,624	259,712	446,982	54,704	761,398

[1] Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2021
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	192,025	192,025	−	0	−	0
Interbank balances (w/o central banks)	7,345	7,345	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,370	8,370	−	8,070	−	8,070
Securities borrowed	63	63	−	63	−	63
Loans	476,827	476,827	−	247,109	33,353	280,462
Other assets subject to credit risk[4,5]	83,313	79,669[8]	30,639	709	206	31,555
Total financial assets at amortized cost[3]	767,942	764,298	30,639	255,951	33,559	320,149
Financial assets at fair value through profit or loss[6]
Trading assets	97,080	−	−	2,217	1,091	3,308
Positive market values from derivative financial instruments	299,732	−	238,412	41,692	37	280,140
Non-trading financial assets mandatory at fair value through profit or loss	87,873	−	2,176	75,960	187	78,324
Of which:
Securities purchased under resale agreement	59,931	−	2,176	57,755	0	59,931
Securities borrowed	18,355	−	−	17,978	0	17,978
Loans	895	−	−	190	187	378
Financial assets designated at fair value through profit or loss	140	−	−	0	82	82
Total financial assets at fair value through profit or loss	484,825	−	240,588	119,869	1,398	361,854
Financial assets at fair value through OCI	28,979	28,979	0	2,097[8]	891	2,988
Of which:
Securities purchased under resale agreement	1,231	1,231	−	1,186[8]	0	1,186
Securities borrowed	0	0	−	0	0	0
Loans	4,370	4,370	−	20[8]	891	911
Total financial assets at fair value through OCI	28,979	28,979	−	2,097	891	2,988
Financial guarantees and other credit related contingent liabilities[7]	59,394	59,394	−	3,077	6,857	9,934
Revocable and irrevocable lending commitments and other credit related commitments[7]	234,432[8]	233,754[8]	−	18,545	5,888	24,433
Total off-balance sheet	293,825	293,148	−	21,622	12,746	34,368

Maximum exposure to credit risk	1,575,572	1,086,425	271,227	399,538	48,593	719,359

[1] Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
[8] Prior year’s comparatives aligned to presentation in the current year